Transactions with Related Parties: (Details) - Schedule of loans - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Loans Abstract
Current portion of long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D.		$ 520	$ 506
Long-term commitment – Screenz cross media Ltd (a related party of Eventer). See note 4.D		580	711
Short term loans of Jeffs’ Brands from related parties	[1]	56	111
Long term loans of Jeffs’ Brands from related parties	[2]	$ 479	$ 689

[1]	Kfir Zilberman is a related party of Jeffs’ Brands.
[2]	Julia Gerasimova, Kfir Zilberman and Victor Hacmon are related parties of Jeffs’ Brands.